ACQUISITIONS AND DIVESTITURES - Schedule of Balance Sheets Related to Discontinued Operations (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fresh Vegetables current liabilities held for sale	$ 195,737	$ 244,669
Fresh Vegetables current assets held for sale	351,177	332,042
Fresh Vegetables [Member] | Discontinued Operations, Held-for-Sale or Disposed of by Sale [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash and cash equivalents	22,456	1,702
Current receivables, net1	71,799	12,721
Inventories, net	25,891	32,259
Prepaid expenses and other current assets	9,460	6,724
Property, plant and equipment, net	253,456	248,545
Operating lease right-of-use assets	116,385	115,917
Other noncurrent assets	17,529	19,060
Total Fresh Vegetables assets held for sale	351,177	332,042
Accounts payable	59,883	61,646
Accrued and other current liabilities	55,214	75,185
Operating lease liabilities	57,320	70,541
Deferred income tax liabilities	7,331	19,783
Other long-term liabilities	15,989	17,514
Total Fresh Vegetables liabilities held for sale	195,737	244,669
Fresh Vegetables current liabilities held for sale	195,737	244,669
Loss recognized on classification as held for sale	(165,799)	(104,886)
Fresh Vegetables current assets held for sale	351,177	332,042
Fresh Vegetables non-current assets held for sale	0	0
Fresh Vegetables [Member] | Discontinued Operations, Held-for-Sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fresh Vegetables non-current liabilities held for sale	$ 0	$ 0